Federated Hermes High Income Bond Fund II
Portfolio of Investments
March 31, 2026 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.0%
	Aerospace/Defense—2.1%
$ 250,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 251,748
50,000	TransDigm, Inc., 144A, 6.250%, 1/31/2034	50,593
375,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	382,920
425,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	435,749
200,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	199,092
125,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.750%, 1/31/2034	126,732
100,000	TransDigm, Inc., Sr. Sub., 144A, 6.125%, 7/31/2034	98,479
	TOTAL	1,545,313
	Airlines—0.1%
75,000	United Airlines Holdings, Inc., Sr. Unsecd. Note, 5.375%, 3/1/2031	73,543
	Automotive—3.0%
150,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	151,770
100,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	103,791
50,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	51,160
475,000	Clarios Global LP, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2032	479,099
75,000	Cyprium Corp. / Cyprium Holdings, Sr. Unsecd. Note, 144A, 6.125%, 4/15/2031	74,124
150,000	Cyprium Corp. / Cyprium Holdings, Sr. Unsecd. Note, 144A, 6.375%, 4/15/2034	145,971
275,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	245,775
350,000	Forvia SE, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2033	341,934
375,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	384,469
275,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	279,076
	TOTAL	2,257,169
	Building Materials—4.0%
175,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	171,837
25,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	23,718
250,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	234,690
50,000	Installed Building Products, Inc., Sr. Unsecd. Note, 144A, 5.625%, 2/1/2034	48,915
250,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	244,466
300,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Secd. Note, 144A, 6.750%, 4/1/2032	287,513
25,000	MIWD Holdco II LLC/MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	21,620
300,000	Patrick Industries, Inc., Co. Guarantee, 144A, 6.375%, 11/1/2032	300,393
275,000	Queen MergerCo, Inc., Sr. Secd. Note, 144A, 6.750%, 4/30/2032	280,738
200,000	Quikrete Holdings, Inc., Sr. Secd. Note, 144A, 6.375%, 3/1/2032	202,951
100,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	101,642
175,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	156,976
250,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	247,429
175,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	175,245
275,000	TopBuild Corp., Sr. Unsecd. Note, 144A, 5.625%, 1/31/2034	269,450
225,000	White Cap Supply Holdings LLC, Sr. Unsecd. Note, 144A, 7.375%, 11/15/2030	218,418
	TOTAL	2,986,001
	Cable Satellite—4.7%
125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	114,011
100,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	85,642
225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	196,050
700,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	664,653

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 350,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	$ 347,338
200,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	197,375
175,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.000%, 2/1/2033	175,656
300,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	178,320
150,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	144,878
200,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	187,396
125,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	124,663
125,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2032	124,295
375,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	357,418
50,000	Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	49,197
200,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 4.500%, 8/15/2030	177,526
200,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	172,286
250,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	214,543
	TOTAL	3,511,247
	Chemicals—4.5%
150,000	Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	134,818
150,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	149,075
150,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	157,045
25,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	25,529
350,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	359,308
125,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 7.000%, 2/15/2031	128,445
150,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	146,142
175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	169,127
53,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	53,095
200,000	Inversion Escrow Issuer LLC, Secured Note, 144A, 6.750%, 8/1/2032	190,668
325,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	331,325
375,000	Olympus Water US Holding Corp., Secured Note, 144A, 7.250%, 2/15/2033	358,120
275,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 4.250%, 10/1/2028	262,862
75,000	Qnity Electronics, Inc., Sr. Secd. Note, 144A, 5.750%, 8/15/2032	75,183
75,000	Qnity Electronics, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/15/2033	75,929
200,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	185,134
150,000	Solstice Advanced Materials, Inc., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2033	148,055
25,000	WR Grace Holdings LLC, Secured Note, 144A, 7.000%, 8/1/2033	24,301
225,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 6.625%, 8/15/2032	219,439
75,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	75,251
125,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	115,086
	TOTAL	3,383,937
	Construction Machinery—0.8%
50,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/15/2034	48,389
125,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	128,261
100,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	102,559
50,000	United Rentals North America, Inc., 144A, 6.000%, 12/15/2029	50,868
175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	160,610
75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	71,295
50,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2033	48,671
	TOTAL	610,653
	Consumer Cyclical Services—2.9%
75,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	76,084
300,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	309,566
200,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	193,454

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—continued
$ 125,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	$ 121,613
50,000	Garda World Security Corp., Sr. Secd. Note, 144A, 6.500%, 1/15/2031	50,729
50,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	47,641
650,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	651,013
450,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	417,436
125,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	127,020
150,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	151,973
	TOTAL	2,146,529
	Consumer Products—2.5%
75,000	Acushnet Co., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2033	74,607
608,780	Beach Acquisition Bidco, Sr. Unsecd. Note, 144A, 10.750%, 7/15/2033	648,803
275,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	288,923
350,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	333,270
75,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	73,873
200,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 9/15/2033	187,557
75,000	Whirlpool Corp., Sr. Unsecd. Note, 6.125%, 6/15/2030	73,289
225,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	213,442
	TOTAL	1,893,764
	Diversified Manufacturing—1.7%
375,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., Sr. Secd. Note, 144A, 6.625%, 12/15/2030	381,866
75,000	EnPro, Inc., Sr. Unsecd. Note, 144A, 6.125%, 6/1/2033	76,047
375,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	385,233
50,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2034	49,367
75,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	76,472
175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	179,337
100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	100,615
	TOTAL	1,248,937
	Environmental—0.2%
150,000	Clean Harbors, Inc., Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	149,787
	Finance Companies—1.5%
500,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	477,194
25,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.750%, 12/1/2032	23,548
200,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	202,399
100,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	98,974
100,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	94,757
125,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	115,408
150,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	134,569
	TOTAL	1,146,849
	Food & Beverage—2.4%
300,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	300,299
450,000	Froneri Lux Finco S.a.r.l., Sr. Secd. Note, 144A, 6.000%, 8/1/2032	439,188
150,000	Industrial F&B Investments III, Inc., 144A, 7.750%, 2/11/2033	151,688
125,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	120,172
125,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2034	120,700
125,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	125,387
100,000	Post Holdings, Inc., Sr. Secd. Note, 144A, 6.250%, 2/15/2032	101,159
150,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	146,177
250,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	246,857
25,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	24,913
	TOTAL	1,776,540

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—4.1%
$ 125,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	$ 123,770
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	95,167
500,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	460,614
50,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	49,458
300,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	296,837
75,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	76,504
50,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	49,024
100,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	101,987
250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	256,717
125,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	125,810
225,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	226,987
375,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	363,888
175,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	174,661
50,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	50,233
225,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	220,653
125,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	116,836
275,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	272,419
	TOTAL	3,061,565
	Health Care—4.2%
175,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	173,200
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	211,259
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	219,738
75,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	65,293
50,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	48,133
125,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	117,890
50,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2029	49,480
150,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 9.750%, 1/15/2034	155,868
250,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	258,779
50,000	Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	51,072
600,000	Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	595,079
125,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	127,529
200,000	Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	192,981
300,000	Select Medical Corp., 144A, 6.250%, 12/1/2032	286,208
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	48,651
25,000	Tenet Healthcare Corp., 4.625%, 6/15/2028	24,793
50,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	49,982
75,000	Tenet Healthcare Corp., 144A, 5.500%, 11/15/2032	74,360
50,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	50,388
150,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	153,409
210,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	210,609
	TOTAL	3,164,701
	Health Insurance—0.3%
225,000	Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2033	218,297
	Independent Energy—3.6%
100,000	Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	104,355
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	75,419
125,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	124,952
75,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	76,337
75,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	87,825
150,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.000%, 10/1/2030	152,079

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 100,000	CNX Resources Corp., Sr. Unsecd. Note, 144A, 5.875%, 3/1/2034	$ 97,459
150,000	CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	154,662
175,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	172,870
125,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	123,631
75,000	EQT Corp., Sr. Unsecd. Note, 4.750%, 1/15/2031	74,639
50,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.000%, 4/15/2034	49,714
250,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	252,905
75,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	73,174
375,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	366,944
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	50,030
100,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	100,116
100,000	SM Energy Co., Sr. Unsecd. Note, 144A, 6.625%, 4/15/2034	99,798
125,000	SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	126,973
125,000	SM Energy Co., Sr. Unsecd. Note, 144A, 8.375%, 7/1/2028	128,510
50,000	SM Energy Co., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	52,784
150,000	SM Energy Co., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	156,872
	TOTAL	2,702,048
	Industrial - Other—1.6%
150,000	LSF12 Helix Parent LLC, Secured Note, 144A, 7.125%, 2/1/2033	144,736
575,000	Madison IAQ LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	564,267
500,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	510,940
	TOTAL	1,219,943
	Insurance - P&C—9.2%
50,000	Acrisure LLC, Sr. Secd. Note, 144A, 6.750%, 7/1/2032	48,230
250,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	242,089
200,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	198,340
200,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 7.000%, 1/15/2031	201,804
275,000	AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	276,764
475,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	455,410
425,000	Amynta Agency/Warranty Borrower, Inc., Sr. Unsecd. Note, 144A, 7.500%, 7/15/2033	403,500
850,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	833,644
100,000	Asurion LLC and Asurion Co-Issuer, Inc., Secured Note, 144A, 8.000%, 12/31/2032	103,829
475,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	477,717
650,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	634,102
125,000	Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	128,122
300,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	291,267
650,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	663,382
125,000	Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	127,160
450,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 6.875%, 10/1/2033	412,222
500,000	Panther Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 6/1/2031	501,932
75,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 4.375%, 2/1/2030	72,752
275,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 5.875%, 8/1/2032	272,022
500,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	507,205
	TOTAL	6,851,493
	Leisure—1.8%
50,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2029	49,660
175,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	176,483
50,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 8/1/2032	50,046
150,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2033	151,580
25,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 5.875%, 1/15/2031	24,304

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Leisure—continued
$ 25,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 6.250%, 9/15/2033	$ 24,276
200,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	198,629
25,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	26,043
50,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	50,454
150,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	151,536
50,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	50,505
200,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	204,514
100,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	96,392
100,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	95,574
	TOTAL	1,349,996
	Lodging—1.9%
100,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	90,965
50,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/31/2034	48,888
125,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2033	124,535
175,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	172,454
75,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2034	74,073
275,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	280,181
25,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	25,475
175,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	171,053
125,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2033	123,118
275,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	277,985
	TOTAL	1,388,727
	Media Entertainment—1.9%
75,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	55,751
100,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	98,882
100,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	92,599
50,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	48,239
275,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	265,492
100,000	Paramount Global, Sr. Unsecd. Note, 6.875%, 4/30/2036	87,772
250,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 4.500%, 5/1/2029	235,052
175,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 7.375%, 6/30/2030	171,604
50,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.000%, 8/15/2028	50,778
50,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	44,312
375,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	247,990
	TOTAL	1,398,471
	Metals & Mining—1.2%
50,000	Carpenter Technology Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2034	49,602
150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	143,258
200,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	195,249
200,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	193,760
25,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/15/2031	24,960
275,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	272,516
	TOTAL	879,345
	Midstream—5.3%
150,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	149,604
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	400,224
50,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	49,480
50,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 7/1/2034	49,305
75,000	Aris Water Holdings LLC, Sr. Unsecd. Note, 144A, 7.250%, 4/1/2030	79,016
75,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	77,522

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$ 100,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	$ 103,945
325,000		CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	309,212
75,000		DBR Land Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/1/2030	75,984
200,000		DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	192,851
175,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	174,573
100,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	99,257
50,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	51,103
250,000		Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	250,911
250,000		Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	257,492
175,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	164,835
150,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 12/15/2035	145,949
350,000		Tallgrass Energy Partners LP, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2034	351,987
225,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 6.500%, 1/15/2034	234,693
225,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.500%, 5/1/2033	247,452
225,000		Venture Global Plaquemines LNG LLC, Sr. Unsecd. Note, 144A, 6.500%, 6/15/2034	234,356
150,000		WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2030	150,995
125,000		WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/15/2033	124,132
		TOTAL	3,974,878
		Oil Field Services—1.8%
200,000		Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	200,000
100,000		Archrock Services LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2034	99,081
75,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 5.875%, 4/1/2031	75,418
150,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2033	151,724
100,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.750%, 10/1/2035	101,666
100,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	103,661
75,000		Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	78,792
125,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.625%, 11/15/2032	128,036
100,000		Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	100,798
175,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	174,735
150,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	153,565
		TOTAL	1,367,476
		Packaging—2.8%
1	[1,2,3]	ARD Finance S.A., Secured Note, 144A, 7.250% PIK, 6/30/2027	0
152,000		Ardagh Group S.A., Secured Note, 144A, 9.500%, 12/1/2030	159,496
200,000		Ardagh Metal Packaging, Secured Note, 144A, 6.250%, 1/30/2031	198,444
225,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	204,925
50,000		Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	50,781
150,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	142,100
100,000		Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	93,395
275,000		Crown Americas LLC, Sr. Unsecd. Note, 5.875%, 6/1/2033	275,127
100,000		Mauser Packaging Solutions Holding Co., 144A, 7.875%, 4/15/2030	100,072
100,000		Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2030	92,998
100,000		Sealed Air Corp., 144A, 6.500%, 7/15/2032	104,958
100,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	100,812
180,000		Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	188,470
325,000		Trivium Packaging Finance B.V., 144A, 12.250%, 1/15/2031	352,134
		TOTAL	2,063,712
		Paper—0.5%
200,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	173,225
150,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	140,551

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Paper—continued
$ 25,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	$ 22,966
	TOTAL	336,742
	Pharmaceuticals—2.5%
50,000	Amneal Pharmaceuticals, Inc., Sr. Secd. Note, 144A, 6.875%, 8/1/2032	51,535
75,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	54,710
100,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	61,000
525,000	Bausch Health, Sr. Secd. Note, 144A, 10.000%, 4/15/2032	537,962
200,000	Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 7.250%, 12/15/2033	209,529
400,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	392,036
200,000	Opal Bidco SAS, Sr. Secd. Note, 144A, 6.500%, 3/31/2032	200,314
200,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	164,910
225,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	183,597
	TOTAL	1,855,593
	Restaurant—1.5%
225,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.500%, 2/15/2029	214,942
600,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	564,270
75,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.625%, 9/15/2029	75,257
250,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	238,904
	TOTAL	1,093,373
	Retailers—2.9%
100,000	Academy Ltd., Sr. Secd. Note, 144A, 6.000%, 11/15/2027	100,377
75,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	72,552
250,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	236,977
300,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	302,089
225,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	210,339
200,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	201,475
150,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	146,057
100,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	104,176
275,000	Lithia Motors, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/1/2030	269,627
25,000	Mens Wearhouse, Inc., Secured Note, 144A, 9.000%, 2/1/2031	25,674
175,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 4/1/2032	179,244
275,000	William Carter Co., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2031	280,832
	TOTAL	2,129,419
	Supermarkets—0.7%
300,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	286,338
175,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.625%, 3/31/2032	172,433
50,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	50,375
	TOTAL	509,146
	Technology—14.7%
250,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	258,941
50,000	APLD Computeco LLC, 144A, 6.750%, 3/15/2031	49,667
325,000	APLD Computeco LLC, Sr. Secd. Note, 144A, 9.250%, 12/15/2030	335,141
350,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	328,893
75,000	Black Pearl Compute LLC, Secured Note, 144A, 6.125%, 2/15/2031	76,429
175,000	CACI International, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/15/2033	178,258
50,000	Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	47,821
100,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	93,615
175,000	Cipher Compute LLC, 144A, 7.125%, 11/15/2030	181,524
400,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	347,564
325,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	313,829

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 325,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	$ 317,380
100,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.625%, 8/15/2033	88,998
100,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 8.250%, 6/30/2032	94,924
300,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	294,520
225,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	223,080
50,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/1/2031	47,638
150,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	145,892
325,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	305,125
100,000	Ellucian Holdings, Inc., Sr. Secd. Note, 144A, 6.500%, 12/1/2029	97,926
350,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	352,462
125,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	122,728
150,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.250%, 9/15/2034	147,658
400,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	398,039
150,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	145,936
225,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	217,966
250,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	241,506
200,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	199,520
75,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2030	72,910
200,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	203,976
275,000	KIOXIA Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/24/2033	282,899
675,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	558,418
175,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	168,758
59,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	56,489
150,000	Oak-Eagle AcquireCo, Inc., 144A, 7.250%, 7/1/2033	155,512
300,000	Oak-Eagle AcquireCo, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2034	314,264
175,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	168,657
75,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	67,079
175,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	149,476
250,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	249,886
350,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	315,426
75,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	73,870
150,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 5.875%, 11/1/2033	146,539
25,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2030	25,428
125,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	131,156
181,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	201,323
75,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	69,620
200,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	204,141
75,000	Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	73,841
200,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	200,285
100,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	100,067
150,000	SV RNO Property Owner 1 LLC, Secured Note, 144A, 5.875%, 3/1/2031	148,363
175,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	168,212
250,000	UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	244,543
250,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	234,780
250,000	VOLTAGRID LLC, 144A, 7.375%, 11/1/2030	258,317
225,000	WULF Compute LLC, Secured Note, 144A, 7.750%, 10/15/2030	237,896
75,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	43,387
	TOTAL	10,978,498
	Transportation Services—0.2%
175,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	179,899

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—2.9%
$ 200,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 144A, 3.750%, 3/1/2031	$ 190,909
25,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	24,705
39,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	35,909
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	247,651
50,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2034	49,354
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2036	247,876
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	47,915
300,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	296,848
125,000		TransAlta Corp., Sr. Unsecd. Note, 5.875%, 2/1/2034	124,537
200,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	200,090
250,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	261,990
150,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	154,790
75,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.750%, 4/15/2034	77,506
50,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	52,662
125,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	132,137
		TOTAL	2,144,879
		TOTAL CORPORATE BONDS (IDENTIFIED COST $72,983,566)	71,598,470
		COMMON STOCKS—0.1%
		Media Entertainment—0.0%
1,050	[2,3]	Audacy Capital Corp.	18,123
		Packaging—0.1%
7,050	[2,3]	Yeoman Capital S.A.	56,023
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,174,747)	74,146
		WARRANTS—0.0%
		Media Entertainment—0.0%
1,272	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	13
212	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	2
		TOTAL WARRANTS (IDENTIFIED COST $429)	15
		REPURCHASE AGREEMENT—2.9%
$2,128,000		Interest in $903,000,000 joint repurchase agreement 3.67%, dated 3/31/2026 under which Bank of America, N.A. will repurchase securities provided as collateral for $903,092,056 on 4/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2050 and the market value of those underlying securities was $921,153,897. (IDENTIFIED COST $2,128,000)	2,128,000
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $76,286,742)	73,800,631
		OTHER ASSETS AND LIABILITIES - NET—1.0%[4]	753,272
		NET ASSETS—100%	$74,553,903

1	Issuer in default.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Non-income-producing security.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).

■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$71,598,470	$0	$71,598,470
Equity Securities:
Common Stocks
International	—	—	56,023	56,023
Domestic	—	—	18,123	18,123
Warrants	—	—	15	15
Repurchase Agreement	—	2,128,000	—	2,128,000
TOTAL SECURITIES	$—	$73,726,470	$74,161	$73,800,631

The following acronym(s) are used throughout this portfolio:
PIK	—Payment in Kind